As filed with the Securities and Exchange Commission on December 14, 2012

1933 Act File No. 033-57986
1940 Act File No. 811-07470

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 67	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 68	[ X ]
(Check appropriate box or boxes.)

EAGLE SERIES TRUST
(Exact name of Registrant as Specified in Charter)
880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
FRANCINE J. ROSENBERGER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006-1600

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on December 27, 2012 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EAGLE SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A: Prospectus for Class A, Class C, Institutional Class – I and Retirement Class – R-3, R-5 and R-6 shares of Small Cap Stock Fund (“Fund”) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on October 3, 2012, accession number 0000898432-12-001093 (“PEA No. 63”)

Part B: Statement of Additional Information for Class A, Class C, Institutional Class – I and Retirement Class – R-3, R-5 and R-6 shares of the Fund is incorporated herein by reference to PEA No. 63

Part C: Incorporated herein by reference to PEA No. 63

Signature Page

Explanatory Note

This Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 27, 2012, the effectiveness of the registration statement for the Small Cap Stock Fund Fund, filed in Post-Effective Amendment No. 63 on October 3, 2012, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 67 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the day of December 14, 2012.

EAGLE SERIES TRUST By: /s/ Susan L. Walzer
Susan L. Walzer Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 67 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Susan L. Walzer Susan L. Walzer	Principal Executive Officer	December 14, 2012

/s/ James L. Pappas* James L. Pappas	Chairman of the Board	December 14, 2012

/s/ J. Cooper Abbott J. Cooper Abbott	Trustee	December 14, 2012

/s/ Keith B. Jarrett* Keith B. Jarrett	Trustee	December 14, 2012

/s/ Lincoln Kinnicutt* Lincoln Kinnicutt	Trustee	December 14, 2012

/s/ William J. Meurer* William J. Meurer	Trustee	December 14, 2012

/s/ Deborah L. Talbot* Deborah L. Talbot	Trustee	December 14, 2012

/s/Carolyn K. Gill Carolyn K. Gill	Principal Financial Officer	December 14, 2012

*By: /s/ Richard J. Rossi Richard J. Rossi, Attorney-In-Fact